Summary of Significant Accounting Policies - Leases (Details)	12 Months Ended
Dec. 31, 2024
Leases
Lease term for land use rights (in years)	50 years
Minimum
Leases
Lease term for contracts other than land use rights (in years)	1 year
Maximum
Leases
Lease term for contracts other than land use rights (in years)	11 years